Stock Options (Details) - Schedule of Fair Value of Stock Options - Black-Schole option pricing model [Member]	9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.05%	3.83%
Expected life (in years)	4.86	5.86
Bottom of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	121.10%	111.00%
Top of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	133.14%	116.00%